Other income	12 Months Ended
Dec. 31, 2024
Other Income [Line Items]
Disclosure Of Other Operating Income Explanatory
Note 6

Other income

For the year ended
USD m 31.12.24 31.12.23 31.12.22
Associates, joint ventures and subsidiaries
Net gains / (losses) from acquisitions and disposals of

subsidiaries
1
9 24 148
Net gains / (losses) from disposals of investments in associates and joint ventures
135 4 844
2
Share of net profits of associates and joint ventures
3
144 (348) 32
Total 288 (319) 1,024
Net gains / (losses) from disposals of financial assets measured at fair value through other comprehensive income
0 3 (1)
Income from properties
4
49 39 20
Net gains / (losses) from properties held for sale (17) 12 24
Other
5
354
6
648
7
391
8
Total other income 675 384 1,459
1 Includes foreign exchange gains / (losses) reclassified from other comprehensive income related to the disposal or closure of foreign operations.

Refer to Note 29 for more information about UBS’s

acquisitions and
disposals of subsidiaries and businesses.

2 2022 included an USD
848
m gain related to the sale of UBS’s

shareholding in Mitsubishi Corp.-UBS Realty Inc.

3 2024 includes a loss of USD
80 m due to UBS’s share
of proportionate impairment losses reflected in the profit and loss of an associate (2023: loss of USD
508
m).

4 Includes rent received from third parties.

5 2024 includes gains of USD
21 m related to the repurchase
of UBS’s own

debt instruments (compared with gains

of USD
160
m in 2023 and gains

of USD
98
m in 2022).

6 Includes USD
113
m net gains in Asset Management

from the sale of the

Brazilian real estate fund
management business.

7 Includes USD
174
m of mortgage servicing rights fee income from the Credit Suisse Group.

8 Mainly relates to a portion of the total USD
133 m gain on the sale of UBS’s domestic wealth
management business in

Spain of USD
111
m (with the

remaining amount disclosed

within Net gains

/ (losses) from

acquisitions and

disposals of subsidiaries),

income of USD
111
m related to

a legacy litigation
settlement and a legacy bankruptcy claim.